Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.4%
Communication Services - 2.5%
39,817	Comcast Corp.	2,154,498
Consumer Discretionary - 14.0%
14,923	Best Buy Co., Inc.	1,713,310
13,327	Hasbro, Inc.	1,280,991
7,538	Home Depot, Inc.	2,300,975
10,101	Lowe's Companies, Inc.	1,921,008
10,182	McDonald's Corp.	2,282,193
12,170	Target Corp.	2,410,512
		11,908,989
Consumer Staples - 6.7%
8,227	Clorox Co.	1,586,824
10,182	Procter & Gamble Co.	1,378,948
45,975	Reynolds Consumer Products, Inc.	1,369,136
23,574	Unilever PLC ADR	1,316,136
		5,651,044
Energy - 2.0%
100,000	Kinder Morgan, Inc.	1,665,000
Financials - 17.7%
11,757	Ameriprise Financial, Inc.	2,732,915
56,287	Bank of America Corp.	2,177,744
27,113	Blackstone Group, Inc.	2,020,732
11,877	Chubb Ltd.	1,876,210
7,690	Erie Indemnity Co.	1,698,798
18,697	JPMorgan Chase & Co.	2,846,244
9,791	T. Rowe Price Group, Inc.	1,680,135
		15,032,778
Health Care - 15.5%
13,327	AbbVie, Inc.	1,442,248
11,795	Gilead Sciences, Inc.	762,311
14,809	Johnson & Johnson	2,433,859
16,813	Medtronic PLC	1,986,120
37,897	Merck & Co., Inc.	2,921,480
22,743	Novartis AG ADR	1,944,071
4,572	UnitedHealth Group, Inc.	1,701,104
		13,191,193
Industrials - 5.4%
7,412	Canadian National Railway Co.	859,644
4,480	L3Harris Technologies, Inc.	908,006
7,340	Otis Worldwide Corp.	502,423
13,213	Raytheon Technologies Corp.	1,020,969
7,673	United Parcel Service, Inc.	1,304,333
		4,595,375
Information Technology - 22.1%
6,218	Accenture PLC	1,717,723
6,552	Analog Devices, Inc.	1,016,084
36,481	Apple, Inc.	4,456,154
14,891	Automatic Data Processing, Inc.	2,806,507
60,719	Cisco Systems, Inc.	3,139,780
23,868	Microsoft Corp.	5,627,358
		18,763,606
Materials - 4.3%
21,179	Dow, Inc.	1,354,185
8,358	Linde PLC	2,341,410
		3,695,595
Utilities - 2.2%
24,851	Dominion Resources, Inc.	1,887,682
Total Common Stocks (Cost $39,659,045)		78,545,760

Preferred Stocks - 1.6%
Financials - 0.7%
8,439	KKR & Co., Inc. - Series C, 6.00%	562,459
Health Care - 0.9%
14,402	Becton, Dickinson & Co. Depositary Shares^	773,675
Total Preferred Stockss (Cost $1,170,924)		1,336,134

Real Estate Investment Trusts - 4.1%
8,406	American Tower Corp.	2,009,538
20,576	W.P. Carey, Inc.	1,455,958
Total Real Estate Investment Trusts (Cost $2,030,521)		3,465,496

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
1,798,190	First American Government Obligations Fund - Class Z, 0.03%#	1,798,190
Total Short-Term Investments (Cost $1,798,190)		1,798,190
Total Investments - 100.2% (Cost $44,658,680)		85,145,580
Liabilities in Excess of Other Assets - (0.2)%		(161,678)
NET ASSETS - 100.0%		$84,983,902

ADR - American Depositary Receipt
^ Each depositary share represents 1/20th interest in a share of Becton, Dickinson and Co. 6.00% Mandatory Convertible Preferred Stock, Series B. Each outstanding depositary share will automatically convert on June 1, 2023 into a number of shares of common stock. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.